Related Party Agreements and Transactions	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Agreements and Transactions
Related Party Agreements and Transactions

The Partnership’s material related parties included:

•	MPC, which refines, markets and transports crude oil and petroleum products, primarily in the Midwest, Gulf Coast and Southeast regions of the United States.

•	Centennial Pipeline LLC (“Centennial”), in which MPC has a 50 percent interest. Centennial owns a products pipeline and storage facility.

•	Muskegon Pipeline LLC (“Muskegon”), in which MPC has a 60 percent interest. Muskegon owns a common carrier products pipeline.

•	MarkWest Utica EMG, in which MPLX has a 60 percent interest. MarkWest Utica EMG is engaged in significant natural gas processing and NGL fractionation, transportation and marketing in eastern Ohio.

•
Ohio Gathering, in which MPLX has a 36 percent indirect interest. Ohio Gathering is a subsidiary of MarkWest Utica EMG providing natural gas gathering service in the Utica Shale region of eastern Ohio.

•	Jefferson Dry Gas, in which MPLX has a 67 percent interest. Jefferson Dry Gas is engaged in dry natural gas gathering in the county of Jefferson, Ohio.

•
Ohio Condensate, in which MPLX has a 60 percent interest. Ohio Condensate is engaged in wellhead condensate gathering, stabilization, terminalling, transportation and storage within certain defined areas of Ohio.

Commercial Agreements

The Partnership has various long-term, fee-based transportation services and storage services agreements with MPC. Under these agreements, the Partnership provides transportation and storage services to MPC, and MPC has committed to provide the Partnership with minimum quarterly throughput volumes on crude oil and products systems and minimum storage volumes of crude oil, products and butane. The Partnership believes the terms and conditions under these agreements, as well as the initial agreements with MPC described below, are generally no less favorable to either party than those that could have been negotiated with unaffiliated parties with respect to similar services.

These commercial agreements with MPC include:

•
three separate 10-year transportation services agreements and one five-year transportation services agreement under which MPC pays the Partnership fees for transporting crude oil on various of our crude oil pipeline systems;

•	four separate 10-year transportation services agreements under which MPC pays the Partnership fees for transporting products on each of our refined product pipeline systems;

•	a five-year transportation services agreement under which MPC pays the Partnership fees for handling crude oil and products at our Wood River, Illinois barge dock;

•	a 10-year storage services agreement under which MPC pays the Partnership fees for providing storage services at our Neal, West Virginia butane cavern; and

•	four separate three-year storage services agreements under which MPC pays the Partnership fees for providing storage services at our tank farms.

All of the transportation services agreements with MPC for the Partnership’s crude oil and product pipeline systems (other than the Wood River, Illinois to Patoka, Illinois crude system) automatically renew for up to two additional five-year terms unless terminated by either party. The transportation services agreements with MPC for the Wood River to Patoka crude system and the barge dock automatically renew for up to four additional two-year terms unless terminated by either party. The Partnership’s butane cavern storage services agreement with MPC does not automatically renew. The storage services agreements with MPC for the Partnership’s tank farms automatically renew for additional one-year terms unless terminated by either party.

Under the transportation services agreements, if MPC fails to transport its minimum throughput volumes during any quarter, then MPC will pay the Partnership a deficiency payment equal to the volume of the deficiency multiplied by the tariff rate then in effect. If the minimum capacity of the pipeline falls below the level of MPC’s commitment at any time or if capacity on the pipeline is required to be allocated among shippers because volume nominations exceed available capacity, depending on the cause of the reduction in capacity, MPC’s commitment may be reduced or MPC will receive a credit for its minimum volume commitment for that period. In addition to MPC’s minimum volume commitment, MPC is also responsible for any loading, handling, transfer and other charges with respect to volumes we transport for MPC. If the Partnership agrees to make any capital expenditures at MPC’s request, MPC will reimburse it for, or we will have the right in certain circumstances, to file for an increased tariff rate to recover the actual cost of such capital expenditures. The transportation services agreements include provisions that permit MPC to suspend, reduce or terminate its obligations under the applicable agreement if certain events occur. These events include MPC deciding to permanently or indefinitely suspend refining operations at one or more of its refineries for at least twelve consecutive months and certain force majeure events that would prevent the Partnership or MPC from performing required services under the applicable agreement.

Effective June 11, 2015, MPL entered into a transportation services agreement with MPC pursuant to which MPL will charge fees to MPC, at applicable FERC tariff rates, for transporting products on the Cornerstone pipeline system and related Utica build-out projects. MPC will be obligated to transport certain minimum quarterly volumes of products on the associated pipeline systems. If MPC fails to transport its minimum volume during any quarter, then MPC will pay MPL a quarterly deficiency payment. The amount of any quarterly deficiency payment paid by MPC may be applied as a credit for any volumes transported on the applicable pipeline system in excess of MPC’s minimum volume commitment during any of the succeeding four quarters, after which time any unused credits will expire. Upon the expiration or termination of this agreement, MPC will have the opportunity to apply any remaining credit amounts until the completion of the succeeding four quarter period, without regard to the minimum volume commitment under the agreement. This agreement has an initial term of 15 years after the project’s in-service date and automatically renews for up to two renewal terms of five years each unless either party provides the other party with written notice of its intent to terminate at least six months prior to the end of the primary term or any renewal term, as applicable.

Under the storage services agreements, the Partnership is obligated to make available to MPC on a firm basis the available storage capacity at our tank farms and butane cavern, and MPC pays the Partnership a per-barrel fee for such storage capacity, regardless of whether MPC fully utilizes the available capacity. The Partnership may adjust the per-barrel fee by a percentage equal to an increase in the PPI in early 2015.

On January 1, 2015, HSM entered into a long-term, fee-based transportation services agreement with MPC for a period of six years. Under the agreement, the Partnership provides marine transportation of crude oil, feedstocks and refined petroleum products, as well as related services. Under the agreement MPC pays HSM monthly for the following: the specified day rate for equipment and charges for services related to transportation, tankerman services and cleaning and repair charges. Fleeting services are billed monthly. On the anniversary of the contract, pursuant to the amended and restated fee-based transportation services agreement effective July 1, 2015, the day rates and charges for services related to transportation are adjusted for inflation. Prior to January 1, 2015 this agreement did not exist.

HSM entered into a guaranteed supply agreement with MPC on January 1, 2015 for the supply of fuel for use by HSM's towing vessels and barges. HSM must purchase 90 percent of the guaranteed volume by terminal each month or the volume can be reduced by MPC per the contract. Prior to January 1, 2015 this agreement did not exist.

On January 1, 2015, MPC conveyed various operating leases to HSM for third party barges and fleeting property within the states of Indiana, Kentucky, Louisiana, Ohio and West Virginia in which MPC was either the lessor or lessee.

On September 17, 2015, MPL entered into an amendment (the “First Amendment”) to its existing Patoka, Illinois tank farm Storage Services Agreement with MPC dated September 24, 2012 (the “Storage Services Agreement”). Under the Storage Services Agreement, MPC pays a monthly fee to store crude oil at MPL’s Patoka, Illinois tank farm. MPC’s fees under the Storage Services Agreement are for the use of the available shell capacity of MPL’s Patoka, Illinois tank farm, regardless of whether MPC fully utilizes all of its contractual capacity. The First Amendment provides for an increase in available shell capacity at the Patoka, Illinois tank farm from 1,386,000 barrels to 2,626,000 barrels due to the addition of four newly constructed tanks at the facility.

Operating Agreements

The Partnership operates various pipeline systems owned by MPC under operating services agreements. Under these operating services agreements, the Partnership receives an operating fee for operating the assets and is reimbursed for all direct and indirect costs associated with operating the assets. Most of these agreements are indexed for inflation. These agreements range from one to five years in length and automatically renew unless terminated by either party.

On January 1, 2015, MPC and MPL amended the Amended and Restated Operating Agreement to reflect the transfer of certain assets from MPC to Hardin Street Transportation LLC (“HST”), an indirect, wholly-owned subsidiary of MPC. This amended agreement, with an annual operating fee of $1 million, now covers only the assets not transferred to HST. Also on January 1, 2015, MPL entered into a new agreement with HST (the “HST Operating Agreement”) for operation of the transferred assets with an annual fee of $12 million. The HST Operating Agreement has an initial term of one year and automatically renews for additional one-year terms, unless either party provides the other party with written notice of its intent to terminate the agreement at least six months prior to the end of the initial term or any renewal term. In combination, the amended and new agreement did not change the fees received by MPL or the services provided under the agreements. Prior to January 1, 2015 this agreement did not exist.

Management Services Agreements

The Partnership has two management services agreements with MPC under which it provides certain management services to MPC with respect to certain of MPC’s retained pipeline assets. The Partnership received $1 million in fees under these agreements in 2015. The Partnership may adjust annually for inflation and based on changes in the scope of management services provided.

The Partnership also receives engineering and construction and administrative management fee revenue and other direct personnel costs for operating some joint venture entities.

HSM entered into a management services agreement with MPC on January 1, 2015 which expires on June 30, 2020. Under this agreement, HSM provides management services to assist MPC in the oversight and management of the MPC marine business. Pursuant to the amended and restated management services agreement, effective July 1, 2015, HSM receives a fixed annual fee for providing the required management services. This fee is adjusted annually on the anniversary of the contract for inflation and any changes in the scope of the management services provided. The initial annual fee total is $13 million. Prior to January 1, 2015 this agreement did not exist.

Omnibus Agreement

The Partnership has an omnibus agreement with MPC that addresses its payment of a fixed annual fee to MPC for the provision of executive management services by certain executive officers of the general partner and the Partnership’s reimbursement of MPC for the provision of certain general and administrative services to it, as well as MPC’s indemnification of the Partnership for certain matters, including environmental, title and tax matters.

Employee Services Agreements

The Partnership has two employee services agreements with MPC under which it reimburses MPC for the provision of certain operational and management services to the Partnership in support of its pipelines, barge dock, butane cavern and tank farms within the L&S segment. Effective December 28, 2015, the Partnership entered into an additional employee services agreement under which it reimburses MPC for the same type of services in support of its midstream assets utilized in the natural gas and NGLs businesses within the G&P segment as well as certain other services in support of the Partnership.

On January 1, 2015, under an employee services agreement, HSM employees were transferred to Marathon Petroleum Logistics Services LLC ("MPLS"), a wholly owned subsidiary of MPC. Under the agreement HSM reimburses MPLS for employee benefit expenses along with certain operational and management services provided in support of HSM’s areas of operation. The agreement is effective until December 31, 2019. Prior to January 1, 2015 this agreement did not exist.

Loan Agreements

On December 4, 2015, the Partnership entered into a loan agreement with MPC Investment LLC (“MPC Investment”), a wholly-owned subsidiary of MPC. Under the terms of the agreement, MPC Investment will make a loan or loans to the Partnership on a revolving basis as requested by the Partnership and as agreed to by MPC Investment, in an amount or amounts that do not result in the aggregate principal amount of all loans outstanding exceeding $500 million at any one time. The entire unpaid principal amount of the loan, together with all accrued and unpaid interest and other amounts (if any), shall become due and payable on December 4, 2020. MPC Investment may demand payment of all or any portion of the outstanding principal amount of the loan, together with all accrued and unpaid interest and other amounts (if any), at any time prior to December 4, 2020. Borrowings under the loan will bear interest at LIBOR plus 1.50 percent. During 2015, the Partnership borrowed $301 million and repaid $293 million, for an outstanding balance at December 31, 2015 of $8 million, which is included in Payables-related parties on the Consolidated Balance Sheets. Borrowings were at an average interest rate of 1.744 percent, per annum. In connection with this loan agreement, the Partnership terminated the previous revolving credit agreement of $50 million with MPC, effective December 31, 2015.

Related Party Transactions

The Partnership believes that transactions with related parties were conducted on terms comparable to those with unrelated parties. Related party sales to MPC consisted of crude oil and refined products pipeline transportation services based on regulated tariff rates and storage services based on contracted rates. Related party sales to MPC also consist of revenue related to volume deficiency credits.

Revenue received from related parties related to service and product sales were as follows:

(In millions)	2015	2014	2013
Service revenue
MPC	$593	$662	$586
Rental income
MPC	$101	$15	$15
Product sales
MPC	$1	$—	$—

The revenue received for operating pipelines for related parties included in Other income-related parties on the Consolidated Statements of Income were as follows:

(In millions)	2015	2014	2013
MPC	$68	$39	$27
Centennial	1	1	1
Ohio Gathering	2	—	—
Total	$71	$40	$28

MPC provides executive management services and certain general and administrative services to the Partnership under the terms of the omnibus agreement. Expenses incurred under these agreements are shown in the table below by the income statement line where they were recorded. Charges for services included in Purchases-related parties primarily relate to services that support the Partnership’s operations and maintenance activities, as well as compensation expenses. Charges for services included in General and administrative expenses primarily relate to services that support the Partnership’s executive management, accounting and human resources activities. These charges were as follows:

(In millions)	2015	2014	2013
Purchases - related parties	$30	$30	$27
General and administrative expenses	46	46	46
Total	$76	$76	$73

Also under terms of the omnibus agreement, some service costs related to engineering services are associated with assets under construction. These costs added to Property, plant and equipment were as follows:

(In millions)	2015	2014	2013
MPC	$13	$8	$8

MPLX LP obtains employee services from MPC under employee services agreements. Expenses incurred under these agreements are shown in the table below by the income statement line where they were recorded. The costs of personnel directly involved in or supporting operations and maintenance activities are classified as Purchases-related parties. The costs of personnel involved in executive management, accounting and human resources activities are classified as General and administrative expenses.

Employee services expenses from related parties were as follows:

(In millions)	2015	2014	2013
Purchases - related parties	$136	$123	$124
General and administrative expenses	22	24	16
Total	$158	$147	$140

Receivables from related parties were as follows:

	December 31,
(In millions)	2015	2014
MPC	$175	$41
Centennial	1	—
Jefferson Dry Gas	2	—
MarkWest Utica EMG	4	—
Ohio Gathering	5	—
Total	$187	$41

Long-term receivables related to reimbursements from the MarkWest Merger to be provided by MPC for the conversion of Class B units were as follows:

	December 31,
(In millions)	2015	2014
MPC	$25	$—

Payables to related parties were as follows:

	December 31,
(In millions)	2015	2014
MPC	$33	$20
MarkWest Utica EMG	21	—
Total	$54	$20

Under the Partnership’s transportation services agreements, if MPC fails to transport its minimum throughput volumes during any quarter, then MPC will pay the Partnership a deficiency payment equal to the volume of the deficiency multiplied by the tariff rate then in effect. The deficiency amounts are recorded as deferred revenue-related parties. MPC may then apply the amount of any such deficiency payments as a credit for volumes transported on the applicable pipeline system in excess of its minimum volume commitment during the following four or eight quarters under the terms of the applicable transportation services agreement. The Partnership recognizes revenues for the deficiency payments at the earlier of when credits are used for volumes transported in excess of minimum quarterly volume commitments, when it becomes impossible to physically transport volumes necessary to utilize the credits or upon the expiration of the applicable four or eight quarter period. The use or expiration of the credits is a decrease in deferred revenue-related parties.

During 2015 and 2014, MPC did not transport its minimum committed volumes on certain pipeline systems. In addition, capital projects we are undertaking at the request of MPC are reimbursed in cash and recognized in income over the remaining term of the applicable transportation services agreements. The deferred revenue-related parties associated with the minimum volume deficiencies and project reimbursements were as follows:

	December 31,
(In millions)	2015	2014
Minimum volume deficiencies - MPC	$36	$30
Project reimbursements - MPC	5	5
Total	$41	$35

Certain asset transfers between the Partnership and MPC, including additions to property, plant and equipment related to capitalized interest incurred by MPC on the Partnership’s behalf, and certain expenses, such as stock-based compensation, incurred by MPC on the Partnership’s behalf have been recorded as non-cash capital contributions or distributions. The non-cash contributions from MPC were less than $1 million in 2015, 2014 and 2013.